Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 Segments Customer	Dec. 31, 2016 Segments
Segment Reporting [Abstract]
Number of operating segments | Segments		3	1
Number of major customers | Customer	0	1
Transaction price allocated to remaining performance obligations | $	$ 25,833